UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                               --------------

   This Amendment (Check only one.): [_]is a restatement.
                                     [_]adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:         Astenbeck Capital Management LLC
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              500 Nyala Farm Road
              ----------------------------------------------------
              Westport,  Connecticut 06880
              ----------------------------------------------------

Form 13F File Number:    028-14243
                         --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Jill Arnold
                ------------------------------------------------
Title:          Vice President, General Counsel and Secretary
                ------------------------------------------------
Phone:          203-221-6180
                ------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jill Arnold            Westport, Connecticut            May 14, 2013
---------------            ---------------------            ------------
  [Signature]                  [City, State]                   [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:                    2
                                          ---------------------------

Form 13F Information Table Entry Total:               22
                                          ---------------------------

Form 13F Information Table Value Total:            $567,422
                                          ---------------------------
                                                 (x thousand)


List of Other Included Managers:

1.       Astenbeck Holdings LLC

2.       AJH Capital LLC

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         COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
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                                                          VALUE     SHRS OR           PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x $1000)   PRN AMT   SH/PRN  CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                 COM       032511 10 7   38,891     444,717   SH           Defined     1, 2           444,717
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                        SPONSORED ADR  055622 10 4   26,368     622,632   SH           Defined     1, 2           622,632
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL CORP         COM       13342B 10 5   26,344     404,046   SH           Defined     1, 2           404,046
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT RES LTD               COM       136385 10 1   14,980     466,241   SH           Defined     1, 2           466,241
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW                   COM       166764 10 0   34,219     287,988   SH           Defined     1, 2           287,988
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                      COM       12572Q 10 5    1,842      30,000   SH           Defined     1, 2            30,000
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                     COM       20825C 10 4   33,309     554,221   SH           Defined     1, 2           554,221
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL RESOURCES INC          COM       212015 10 1   21,200     243,877   SH           Defined     1, 2           243,877
------------------------------------------------------------------------------------------------------------------------------------
CORE LABORATORIES N V              COM       N22717 10 7   14,823     107,477   SH           Defined     1, 2           107,477
------------------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                      SHS CLASS A   G3157S 10 6    5,372      89,539   SH           Defined     1, 2            89,539
------------------------------------------------------------------------------------------------------------------------------------
EOG RES INC                        COM       26875P 10 1   38,364     299,557   SH           Defined     1, 2           299,557
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EXXON MOBIL CORP                   COM       30231G 10 2   13,514     149,976   SH           Defined     1, 2           149,976
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FREEPORT-MCMORAN COPPER & GO       COM       35671D 85 7   33,712   1,018,495   SH           Defined     1, 2         1,018,495
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HALLIBURTON CO                     COM       406216 10 1   11,352     280,926   SH           Defined     1, 2           280,926
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO INC         COM       637071 10 1   36,318     513,333   SH           Defined     1, 2           513,333
------------------------------------------------------------------------------------------------------------------------------------
RANGE RES CORP                     COM       75281A 10 9   34,902     430,681   SH           Defined     1, 2           430,681
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ROYAL DUTCH SHELL PLC          SPONS ADR A   780259 20 6   28,727     440,870   SH           Defined     1, 2           440,870
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SCHLUMBERGER LTD                   COM       806857 10 8   16,693     222,899   SH           Defined     1, 2           222,899
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWESTERN ENERGY CO             COM       845467 10 9   20,124     540,100   SH           Defined     1, 2           540,100
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STATOIL ASA                   SPONSORED ADR  85771P 10 2   55,800   2,266,451   SH           Defined     1, 2         2,266,451
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SUNCOR ENERGY INC NEW              COM       867224 10 7   12,162     405,253   SH           Defined     1, 2           405,253
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TOTAL S A                     SPONSORED ADR  89151E 10 9   48,406   1,008,873   SH           Defined     1, 2         1,008,873
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